Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties
Schedule of key management personnel and directors’ compensation

The following summarizes key management personnel and directors’ compensation for the years ended December 31, 2025 and 2024:

Year ended December 31,	2025	2024

Compensation and benefits	$1,976	$1,203
Repurchase of share-based awards	1,160	-
Share-based compensation	209	152
	$3,345	$1,355

Schedule of key management personnel and directors share ownership

The following summarizes key management personnel and directors share ownership of the Company as of December 31, 2025, and 2024:

December 31,	2025	2024

Number of Class A Common shares held	6,515,785	6,666,507
Percentage of total Class A Common shares issued	9.00%	12.43%